Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Credit facilities	$ 1,130,638	$ 1,124,761
Financial liabilities	519,087	432,477
Finance lease liabilities	310,064	329,860
Senior unsecured bonds	330,000	300,000
Total borrowings	2,289,789	2,187,098
Add: Bond premium	812
Less: Current portion of long-term borrowings, net	(216,266)	(277,365)
Less: Deferred finance costs, net	(27,788)	(27,512)
Long-term borrowings, net	$ 2,046,547	$ 1,882,221